Intangibles, Net (Tables) - Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]	9 Months Ended
Sep. 30, 2017
Schedule of Intangible Assets

Intangible assets consisted of the following:

	September 30, 2017	December 31, 2016	December 31, 2015
	(unaudited)	(audited)	(audited)
Land use rights	$1,844,492	$1,771,569	$1,898,793
Less: accumulated amortization	(122,061)	(85,358)	(45,681)
Total intangibles, net	$1,722,431	$1,686,211	$1,853,112

Schedule of Estimated Amortization Expenses

The estimated amortization expenses for each of the five succeeding years is as follows:

Year ending December 31,	Estimated amortization expense

2017	$44,687
2018	44,687
2019	44,687
2020	44,687
2021	44,687
Thereafter	1,462,776
Total	$1,686,211